Segment information - Schedule of revenue and noncurrent assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 94,271	$ 95,847	$ 282,681	$ 264,152
U.S.
Disclosure of geographical areas [line items]
Revenue	57,024	60,996	172,954	182,507
Canada
Disclosure of geographical areas [line items]
Revenue	4,714	4,796	13,896	14,043
United Kingdom
Disclosure of geographical areas [line items]
Revenue	17,392	15,929	50,900	42,268
Germany
Disclosure of geographical areas [line items]
Revenue	7,133	7,167	21,061	7,614
International-other
Disclosure of geographical areas [line items]
Revenue	$ 8,008	$ 6,959	$ 23,870	$ 17,720